Schedule of Investments (unaudited)
April 30, 2025
iShares® Core MSCI Europe ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Austria — 0.5%
ANDRITZ AG	29,491	$2,119,215
BAWAG Group AG(a)	33,920	3,717,903
CA Immobilien Anlagen AG	20,789	562,816
DO & CO AG(b)	3,732	596,140
Erste Group Bank AG	138,031	9,347,681
EVN AG	7,458	195,170
Immofinanz AG(b)	19,037	376,603
Lenzing AG(b)	5,582	175,551
Oesterreichische Post AG	22,411	755,580
OMV AG	62,670	3,240,265
Raiffeisen Bank International AG	56,047	1,497,088
Schoeller-Bleckmann Oilfield Equipment AG	8,476	301,167
UNIQA Insurance Group AG	73,474	851,393
Verbund AG	31,174	2,395,752
Vienna Insurance Group AG Wiener Versicherung Gruppe	22,335	1,062,307
voestalpine AG	56,165	1,480,063
Wienerberger AG	56,343	1,978,309
		30,653,003
Belgium — 1.8%
Ackermans & van Haaren NV	9,300	2,274,662
Aedifica SA	23,942	1,919,339
Ageas SA	67,100	4,208,259
Anheuser-Busch InBev SA	397,232	26,181,145
Argenx SE(b)	26,431	17,086,300
Azelis Group NV	67,704	1,049,076
Barco NV	43,971	601,648
Bekaert SA	21,715	837,904
Cofinimmo SA	20,678	1,653,397
Colruyt Group NV	19,301	928,140
Deme Group NV	3,249	487,013
D'ieteren Group	10,553	2,107,443
Elia Group SA, Class B	19,146	2,075,800
Fagron	40,634	947,221
Galapagos NV(b)(c)	25,531	695,216
Groupe Bruxelles Lambert NV(c)	37,892	3,125,867
KBC Ancora	20,840	1,365,435
KBC Group NV	100,248	9,243,744
Lotus Bakeries NV	173	1,663,408
Melexis NV	11,163	669,875
Montea NV	8,418	611,183
Proximus SADP	77,894	598,275
Retail Estates NV	3,861	283,082
Shurgard Self Storage Ltd.	14,669	608,633
Sofina SA	7,148	1,997,095
Solvay SA	35,458	1,341,821
Syensqo SA	31,277	2,237,331
UCB SA	55,393	10,155,704
Umicore SA	89,876	816,976
VGP NV	5,928	548,496
Warehouses De Pauw CVA	81,877	2,091,310
Xior Student Housing NV	8,726	283,009
		100,693,807
Denmark — 3.5%
ALK-Abello A/S(b)	59,053	1,376,554
Alm Brand A/S	348,641	826,495
Ambu A/S, Class B	87,392	1,577,470
AP Moller - Maersk A/S, Class A	1,288	2,201,270
AP Moller - Maersk A/S, Class B, NVS	1,969	3,390,390
Bavarian Nordic A/S(b)	38,123	906,424
Security	Shares	Value
Denmark (continued)
Carlsberg A/S, Class B	42,356	$5,771,159
Chemometec A/S	8,730	628,979
Coloplast A/S, Class B	55,290	6,256,785
D/S Norden A/S	10,679	290,812
Danske Bank A/S	300,716	10,551,389
Demant A/S(b)	42,974	1,564,979
DSV A/S	89,884	19,051,786
FLSmidth & Co. A/S	21,535	1,019,515
Genmab A/S(b)	27,526	5,836,575
GN Store Nord A/S(b)	62,379	941,814
Gubra AS(b)	2,534	146,039
H Lundbeck A/S	148,943	712,769
ISS A/S	70,416	1,766,839
Jyske Bank A/S, Registered	22,374	1,835,080
Netcompany Group A/S(a)(b)	22,300	1,006,708
NKT A/S(b)	24,594	2,002,490
Novo Nordisk A/S, Class B	1,413,858	94,532,682
Novonesis (Novozymes) B, Class B	154,789	10,054,679
Orsted A/S(a)(b)	73,639	2,930,314
Pandora A/S	36,038	5,364,720
Per Aarsleff Holding A/S	9,593	772,920
Ringkjoebing Landbobank A/S	12,070	2,307,736
Rockwool A/S, Class B	40,745	1,860,016
Royal Unibrew A/S	24,486	1,945,427
Schouw & Co. A/S	8,049	733,664
Spar Nord Bank A/S(b)(c)	34,613	1,110,516
Sydbank A/S	26,025	1,666,650
TORM PLC, Class A	23,472	390,250
Tryg A/S	146,363	3,491,920
Vestas Wind Systems A/S	437,301	5,830,184
Zealand Pharma A/S(b)	28,543	2,018,735
		204,672,734
Finland — 1.3%
Cargotec OYJ, Class B	18,605	885,277
Elisa OYJ	62,351	3,326,302
Fortum OYJ	193,887	3,250,817
Harvia OYJ	7,148	330,739
Huhtamaki OYJ	44,961	1,655,360
Kalmar OYJ, Class B	13,084	414,514
Kemira OYJ	46,752	964,684
Kesko OYJ, Class B	118,508	2,720,804
Kojamo OYJ(b)(c)	59,529	692,915
Kone OYJ, Class B	151,930	9,409,300
Konecranes OYJ	28,555	1,913,129
Mandatum OYJ	193,444	1,367,171
Metsa Board OYJ, Class B(c)	103,697	378,593
Metso OYJ	294,411	3,198,983
Neste OYJ	188,317	1,953,475
Nokia OYJ	2,351,710	11,756,605
Nokian Renkaat OYJ	70,379	559,851
Orion OYJ, Class B	50,599	3,168,081
Outokumpu OYJ	192,706	741,750
Puuilo OYJ	22,588	321,664
QT Group OYJ(b)	8,801	574,282
Revenio Group OYJ	10,335	323,254
Sampo OYJ, Class A	1,050,950	10,529,053
Stora Enso OYJ, Class R	243,031	2,257,366
TietoEVRY OYJ	53,439	957,361
Tokmanni Group Corp.	38,602	609,056
UPM-Kymmene OYJ	236,327	6,259,381
Valmet OYJ	73,169	2,234,148

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core MSCI Europe ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Finland (continued)
Wartsila OYJ Abp	222,792	$4,116,379
		76,870,294
France — 16.0%
Accor SA	87,012	4,287,289
Aeroports de Paris SA	15,835	1,980,115
Air France-KLM, NVS(b)(c)	64,691	564,807
Air Liquide SA	253,092	52,004,883
Airbus SE	259,856	44,095,095
Alstom SA(b)	152,973	3,694,170
Alten SA	13,202	1,119,046
Amundi SA(a)	24,825	1,960,956
Aperam SA	25,441	740,268
ArcelorMittal SA	215,881	6,383,975
Arkema SA	25,773	1,959,404
AXA SA	772,542	36,538,064
BioMerieux	18,703	2,524,537
BNP Paribas SA	445,095	37,712,666
Bollore SE	301,520	1,865,028
Bouygues SA	84,127	3,697,828
Bureau Veritas SA	138,952	4,410,761
Canal+ SA, NVS(b)	319,108	724,922
Capgemini SE	67,253	10,737,101
Carmila SA	24,812	539,353
Carrefour SA	236,703	3,650,839
Cie de Saint-Gobain SA	198,118	21,538,991
Cie Generale des Etablissements Michelin SCA	292,959	10,712,263
Clariane SE(b)	46,910	199,326
Coface SA	58,968	1,208,653
Covivio SA/France	24,605	1,379,722
Credit Agricole SA	461,925	8,664,136
Danone SA	280,930	24,173,021
Dassault Aviation SA	9,325	3,362,283
Dassault Systemes SE	290,475	10,885,882
Edenred SE	109,365	3,410,762
Eiffage SA	31,082	4,229,413
Elis SA	79,181	2,032,503
Engie SA	792,875	16,387,405
Eramet SA	3,893	215,860
EssilorLuxottica SA	129,866	37,421,276
Esso SA Francaise	933	149,973
Eurazeo SE	19,537	1,428,537
Eurofins Scientific SE	59,785	3,772,813
Euronext NV(a)	34,913	5,835,610
Eutelsat Communications SACA(b)(c)	77,486	316,444
Fnac Darty SA	10,238	356,470
Forvia SE	82,880	640,224
Gaztransport Et Technigaz SA	14,884	2,426,133
Gecina SA	22,357	2,295,139
Getlink SE	146,020	2,772,659
Havas NV(b)	319,108	530,855
Hermes International SCA	13,861	38,120,244
ICADE	17,414	413,666
ID Logistics Group SACA(b)	1,170	526,988
Imerys SA	17,226	575,421
Interparfums SA	14,626	579,728
Ipsen SA	17,117	1,990,760
IPSOS SA	19,533	924,783
JCDecaux SE(b)	32,641	568,092
Kering SA	32,553	6,622,994
Klepierre SA	98,805	3,616,575
La Francaise des Jeux SAEM(a)	47,570	1,695,592
Legrand SA	114,847	12,621,664
Security	Shares	Value
France (continued)
L'Oreal SA	105,107	$46,443,173
Louis Hachette Group, NVS(b)	407,476	642,463
LVMH Moet Hennessy Louis Vuitton SE	120,466	66,729,650
Mercialys SA	48,069	643,504
Nexans SA	14,942	1,641,504
Nexity SA(b)(c)	33,689	353,246
Orange SA	811,319	11,770,651
Orpea SA, NVS(b)	51,516	664,048
Pernod Ricard SA	87,526	9,487,421
Pluxee NV, NVS	41,078	923,828
Publicis Groupe SA	100,561	10,231,779
Remy Cointreau SA	10,911	591,526
Renault SA	83,932	4,457,728
Rexel SA	99,058	2,752,190
Rubis SCA	41,183	1,340,538
Safran SA	157,786	41,989,955
Sanofi SA	498,147	54,493,212
Sartorius Stedim Biotech	13,331	3,145,995
Schneider Electric SE	239,498	55,957,690
SCOR SE	65,746	2,071,603
SEB SA	10,689	1,008,282
SES SA, Class A	173,910	922,070
Societe BIC SA	11,483	742,967
Societe Generale SA	317,087	16,532,590
Sodexo SA	37,383	2,372,953
SOITEC(b)	11,653	661,370
Sopra Steria Group SACA	6,620	1,357,357
SPIE SA	62,783	3,077,155
STMicroelectronics NV	293,186	6,665,029
Technip Energies NV	65,604	2,238,680
Teleperformance SE	24,559	2,693,018
Thales SA	41,070	11,504,624
TotalEnergies SE	944,720	53,806,716
Trigano SA	4,656	553,115
Ubisoft Entertainment SA(b)	44,142	520,095
Unibail-Rodamco-Westfield, New	52,542	4,447,945
Valeo SE	112,823	1,120,464
Vallourec SACA(b)	73,175	1,352,475
Veolia Environnement SA	305,695	11,165,224
Verallia SA(a)	34,555	1,155,469
Vicat SACA	11,349	635,469
Vinci SA	216,003	30,341,362
Virbac SACA	2,297	809,847
Vivendi SE	301,929	941,553
Voltalia SA(b)(c)	35,353	292,981
VusionGroup	3,307	663,208
Wendel SE	11,403	1,121,213
Worldline SA/France(a)(b)	116,291	644,314
		931,473,216
Germany — 14.3%
adidas AG	75,702	17,418,389
Aixtron SE	52,526	713,245
Allianz SE, Registered	169,269	70,005,715
Aroundtown SA(b)	362,436	1,082,817
Aurubis AG	14,603	1,274,967
Auto1 Group SE(a)(b)	58,416	1,403,592
BASF SE	389,683	19,900,901
Bayer AG, Registered	435,583	11,415,404
Bayerische Motoren Werke AG	127,260	10,793,872
Bechtle AG(c)	36,624	1,562,477
Befesa SA(a)	18,984	577,248
Beiersdorf AG	44,102	6,213,882

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core MSCI Europe ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
Bilfinger SE	14,343	$1,219,871
Brenntag SE	56,765	3,790,985
CANCOM SE	19,012	583,751
Carl Zeiss Meditec AG, Bearer(c)	18,086	1,243,006
Commerzbank AG	419,264	11,096,885
CompuGroup Medical SE & Co. KGaA, NVS(b)	16,742	417,256
Continental AG	48,908	3,823,365
Covestro AG, NVS(b)	75,481	5,079,216
CTS Eventim AG & Co. KGaA	28,946	3,429,724
Daimler Truck Holding AG	212,231	8,526,694
Delivery Hero SE, Class A(a)(b)	81,931	2,315,578
Dermapharm Holding SE	11,182	488,492
Deutsche Bank AG, Registered	817,762	21,441,999
Deutsche Boerse AG	83,218	26,804,006
Deutsche Lufthansa AG, Registered	275,910	1,982,591
Deutsche Pfandbriefbank AG(a)(b)	83,890	514,530
Deutsche Post AG, Registered	425,344	18,174,097
Deutsche Telekom AG, Registered	1,535,403	55,147,890
Deutz AG	67,307	522,600
Duerr AG	26,262	621,722
E.ON SE	992,742	17,362,651
Eckert & Ziegler SE	8,931	610,500
Evonik Industries AG	112,092	2,519,026
Evotec SE(b)(c)	75,043	628,143
Fielmann Group AG	13,469	765,374
flatexDEGIRO AG	40,241	1,059,016
Fraport AG Frankfurt Airport Services Worldwide(b)(c)	18,373	1,217,608
Freenet AG	59,142	2,459,308
Fresenius Medical Care AG	91,462	4,653,182
Fresenius SE & Co. KGaA(b)	186,590	8,862,449
GEA Group AG	71,003	4,632,213
Gerresheimer AG	15,212	1,032,099
Grand City Properties SA(b)	31,332	373,954
Hannover Rueck SE	25,904	8,315,173
Heidelberg Materials AG	60,698	12,134,348
HelloFresh SE(b)(c)	73,767	768,122
Henkel AG & Co. KGaA	45,274	3,195,445
Hensoldt AG	28,942	2,242,101
Hornbach Holding AG & Co. KGaA	5,857	659,423
Hugo Boss AG(c)	25,333	1,056,622
Hypoport SE(b)(c)	1,878	436,626
Infineon Technologies AG	573,751	19,004,381
IONOS Group SE(b)	16,298	543,683
Jenoptik AG	29,056	580,098
K+S AG, Registered	90,669	1,581,438
KION Group AG	31,850	1,355,407
Knorr-Bremse AG	32,008	3,174,449
Kontron AG	25,253	613,650
Krones AG	7,516	1,098,600
Lanxess AG(c)	41,223	1,237,679
LEG Immobilien SE	34,138	2,893,851
Mercedes-Benz Group AG	319,130	19,080,403
Merck KGaA	56,017	7,798,691
MTU Aero Engines AG	24,006	8,308,608
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	58,654	40,155,085
Nemetschek SE	26,393	3,507,227
Nordex SE(b)	57,933	1,084,699
ProSiebenSat.1 Media SE	71,866	501,532
Puma SE	46,603	1,203,329
Qiagen NV	93,204	3,999,913
Rational AG	2,362	2,026,676
Security	Shares	Value
Germany (continued)
Redcare Pharmacy NV(a)(b)(c)	7,576	$1,132,124
RENK Group AG	32,109	1,934,379
Rheinmetall AG	19,095	32,519,783
RTL Group SA(b)	17,453	715,757
RWE AG	281,390	10,927,541
SAF-Holland SE	34,494	625,864
SAP SE	458,032	134,014,993
Schaeffler AG(c)	82,553	356,260
Schott Pharma AG & Co. KGaA(c)	20,483	577,668
Scout24 SE(a)	34,908	4,160,222
Siemens AG, Registered	334,274	76,970,406
Siemens Energy AG(b)	281,386	21,718,402
Siemens Healthineers AG(a)	123,724	6,669,633
Siltronic AG(c)	9,691	394,042
Sixt SE	8,379	796,619
Stabilus SE	13,546	375,742
Stroeer SE & Co. KGaA	14,620	872,981
Suedzucker AG	32,924	443,286
SUESS MicroTec SE	11,185	430,692
Symrise AG, Class A	59,109	6,817,127
TAG Immobilien AG(b)	84,357	1,373,411
Talanx AG(b)	28,193	3,235,658
TeamViewer SE(a)(b)	82,370	1,265,428
thyssenkrupp AG	235,645	2,702,438
United Internet AG, Registered(d)	41,544	942,085
Vonovia SE	330,816	10,973,198
Vossloh AG	8,788	694,290
Wacker Chemie AG(c)	8,669	655,338
Zalando SE(a)(b)	98,596	3,600,359
		832,215,275
Ireland — 0.5%
AIB Group PLC	880,317	5,916,664
Bank of Ireland Group PLC	446,505	5,242,619
Cairn Homes PLC	342,494	754,524
Dalata Hotel Group PLC	130,468	747,872
Glanbia PLC	99,175	1,283,839
Glenveagh Properties PLC(a)(b)	139,131	260,766
Kerry Group PLC, Class A	66,154	7,003,177
Kingspan Group PLC	67,451	5,691,813
		26,901,274
Italy — 4.8%
A2A SpA	750,888	1,909,711
ACEA SpA	26,040	611,748
Amplifon SpA	53,985	1,033,216
Azimut Holding SpA	56,742	1,576,811
Banca Generali SpA	28,079	1,665,863
Banca Monte dei Paschi di Siena SpA	396,685	3,354,676
Banca Popolare di Sondrio SpA	171,337	2,147,003
Banco BPM SpA	567,346	6,333,010
BFF Bank SpA(a)	92,080	872,348
BPER Banca SpA	430,687	3,498,076
Brembo NV	72,959	682,217
Brunello Cucinelli SpA	15,000	1,693,495
Buzzi SpA	42,500	2,227,128
Carel Industries SpA(a)	30,241	605,006
Credito Emiliano SpA	53,555	736,263
Davide Campari-Milano NV	270,631	1,815,999
De' Longhi SpA	36,848	1,140,328
DiaSorin SpA	10,383	1,186,535
Enav SpA(a)	114,400	506,583
Enel SpA	3,547,021	30,749,030

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core MSCI Europe ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Italy (continued)
Eni SpA	949,119	$13,592,844
ERG SpA	29,925	612,199
Ferrari NV	55,147	25,245,235
FinecoBank Banca Fineco SpA	264,645	5,295,791
Generali	411,451	15,037,602
GVS SpA(a)(b)	34,470	167,401
Hera SpA	421,864	1,997,200
Infrastrutture Wireless Italiane SpA(a)	162,868	1,944,993
Intercos SpA, NVS	6,290	94,771
Interpump Group SpA	37,742	1,294,467
Intesa Sanpaolo SpA	6,601,460	35,240,475
Iren SpA	323,125	922,499
Italgas SpA	221,106	1,816,611
Iveco Group NV	78,124	1,248,116
Juventus Football Club SpA, NVS(b)(c)	105,751	370,128
Leonardo SpA	177,652	9,235,829
Lottomatica Group SpA	76,623	1,746,530
Maire SpA	79,677	860,556
Mediobanca Banca di Credito Finanziario SpA	224,291	4,587,653
Moncler SpA	100,314	6,191,467
Nexi SpA(a)(b)	253,178	1,478,828
Pirelli & C SpA(a)	168,570	1,042,184
Poste Italiane SpA(a)	193,473	3,926,960
Prysmian SpA	120,386	6,613,069
Recordati Industria Chimica e Farmaceutica SpA	46,950	2,770,441
Reply SpA	11,174	1,994,888
Saipem SpA(b)	556,785	1,286,156
Salvatore Ferragamo SpA(c)	40,019	250,734
Sesa SpA(c)	3,294	278,406
Snam SpA	919,543	5,277,698
SOL SpA	15,810	720,892
Stellantis NV	878,532	8,175,116
Tamburi Investment Partners SpA	58,957	504,705
Technogym SpA(a)	65,787	888,969
Technoprobe SpA(b)	70,009	449,796
Telecom Italia SpA/Milano(b)	4,837,059	1,915,641
Tenaris SA, NVS	185,378	3,091,167
Terna - Rete Elettrica Nazionale	601,811	5,984,293
UniCredit SpA	613,985	35,722,175
Unipol Gruppo SpA	168,585	3,023,860
Webuild SpA	176,507	640,379
		277,883,770
Netherlands — 6.2%
Aalberts NV	44,827	1,488,553
ABN AMRO Bank NV, CVA(a)	204,629	4,240,495
Adyen NV(a)(b)	9,681	15,665,919
Aegon Ltd.	582,459	3,746,344
AerCap Holdings NV	87,039	9,226,134
Akzo Nobel NV	74,827	4,724,167
Allfunds Group PLC	154,474	872,072
Arcadis NV	32,708	1,586,046
ASM International NV	20,695	10,115,446
ASML Holding NV	172,716	115,623,324
ASR Nederland NV	71,693	4,523,744
Basic-Fit NV(a)(b)(c)	20,088	456,591
BE Semiconductor Industries NV	36,181	3,918,536
Coca-Cola Europacific Partners PLC	93,162	8,453,520
Corbion NV	31,970	683,692
CVC Capital Partners PLC(a)(b)	86,951	1,551,458
DSM-Firmenich AG	82,385	8,949,742
Eurocommercial Properties NV	12,575	363,372
EXOR NV, NVS	41,583	3,926,047
Security	Shares	Value
Netherlands (continued)
Flow Traders Ltd., NVS	16,862	$499,262
Fugro NV	56,453	662,059
Heineken Holding NV	59,985	4,690,217
Heineken NV	127,243	11,390,178
IMCD NV	26,280	3,494,731
ING Groep NV	1,387,683	26,947,859
InPost SA(b)	91,588	1,547,094
JDE Peet's NV	79,373	1,921,534
Just Eat Takeaway.com NV(a)(b)	80,405	1,759,672
Koninklijke Ahold Delhaize NV	410,812	16,867,549
Koninklijke BAM Groep NV	136,710	926,045
Koninklijke Heijmans NV	8,747	448,013
Koninklijke KPN NV	1,746,589	8,124,876
Koninklijke Philips NV(b)	352,834	8,954,863
Koninklijke Vopak NV	30,978	1,280,961
NN Group NV	118,757	7,282,226
OCI NV	48,923	406,483
Pharming Group NV(b)(c)	423,213	374,313
Prosus NV	601,114	28,182,984
Randstad NV	48,401	1,942,802
SBM Offshore NV	66,322	1,394,358
Signify NV(a)	65,272	1,353,028
TKH Group NV	22,413	885,541
Universal Music Group NV	361,364	10,626,082
Van Lanschot Kempen NV	13,025	760,497
Wolters Kluwer NV	105,031	18,544,163
		361,382,592
Norway — 1.3%
Aker ASA, Class A	13,118	760,660
Aker BP ASA	140,638	3,019,147
Aker Solutions ASA	102,778	278,950
Atea ASA	49,962	681,951
Austevoll Seafood ASA	58,935	555,218
AutoStore Holdings Ltd.(a)(b)	553,914	249,630
Bakkafrost P/F	23,307	1,175,272
BlueNord ASA(b)(c)	12,439	712,587
BW LPG Ltd.(a)(c)	51,372	516,059
Cadeler AS(b)(c)	94,819	495,810
Crayon Group Holding ASA(a)(b)	22,024	263,789
DNB Bank ASA	402,800	10,069,236
DOF Group ASA(b)(c)	71,108	557,643
Elkem ASA(a)(b)	208,406	366,602
Entra ASA(a)(b)	49,621	571,409
Equinor ASA	370,562	8,387,902
Frontline PLC, NVS(c)	72,728	1,226,168
Gjensidige Forsikring ASA	87,991	2,058,887
Golden Ocean Group Ltd.(b)(c)	62,689	480,258
Hoegh Autoliners ASA	60,930	490,398
Kongsberg Gruppen ASA	39,780	6,408,904
Leroy Seafood Group ASA	124,790	546,969
Mowi ASA	208,480	3,822,786
MPC Container Ships ASA	236,832	348,302
Nordic Semiconductor ASA(b)	84,598	848,296
Norsk Hydro ASA	606,830	3,218,878
Norwegian Air Shuttle ASA(b)(c)	393,454	519,583
Orkla ASA	323,145	3,603,860
Protector Forsikring ASA	23,431	824,665
Salmar ASA	30,390	1,501,725
Scatec ASA(a)(b)	56,189	428,814
Schibsted ASA, Class A	36,862	1,121,814
Schibsted ASA, Class B	40,701	1,169,771
SpareBank 1 Nord Norge	36,283	485,022

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core MSCI Europe ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Norway (continued)
SpareBank 1 SMN	70,672	$1,282,542
SpareBank 1 Sor-Norge ASA	99,874	1,593,714
Stolt-Nielsen Ltd.	10,660	239,339
Storebrand ASA	206,420	2,492,234
Subsea 7 SA	112,845	1,708,589
Telenor ASA	278,170	4,178,109
TGS ASA	91,453	682,094
TOMRA Systems ASA	108,960	1,719,091
Wallenius Wilhelmsen ASA	45,730	331,428
Yara International ASA	76,668	2,488,148
		74,482,253
Portugal — 0.3%
Banco Comercial Portugues SA, Class R	2,933,592	1,876,321
EDP Renovaveis SA	147,348	1,379,878
EDP SA	1,450,802	5,718,572
Galp Energia SGPS SA	198,203	3,070,913
Jeronimo Martins SGPS SA	121,548	2,941,749
Navigator Co. SA (The)	142,307	540,051
NOS SGPS SA	78,443	327,375
REN - Redes Energeticas Nacionais SGPS SA	181,140	594,533
Sonae SGPS SA	575,057	730,285
		17,179,677
Spain — 4.6%
Acciona SA	10,533	1,534,904
Acerinox SA	80,346	908,013
ACS Actividades de Construccion y Servicios SA	81,247	5,090,517
Aena SME SA(a)	32,147	8,075,838
Almirall SA	11,215	124,439
Amadeus IT Group SA	198,429	15,618,942
Banco Bilbao Vizcaya Argentaria SA	2,523,576	34,633,655
Banco de Sabadell SA	2,383,593	6,954,808
Banco Santander SA	6,648,056	46,808,037
Bankinter SA	302,678	3,525,877
CaixaBank SA	1,729,716	13,256,900
Cellnex Telecom SA(a)	236,965	9,589,819
CIE Automotive SA	26,455	699,356
Enagas SA	104,165	1,624,125
Endesa SA	134,034	4,025,386
Ferrovial SE	208,814	10,186,468
Fluidra SA	42,298	979,266
Grifols SA(b)	121,799	1,153,269
Iberdrola SA	2,564,949	46,235,396
Indra Sistemas SA	41,851	1,334,372
Industria de Diseno Textil SA	480,123	25,818,606
Inmobiliaria Colonial SOCIMI SA	132,628	859,575
Laboratorios Farmaceuticos Rovi SA	10,821	634,380
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	385,625	560,151
Logista Integral SA	31,978	1,093,273
Mapfre SA	437,816	1,558,625
Melia Hotels International SA	27,136	196,986
Merlin Properties SOCIMI SA	182,019	2,064,145
Pharma Mar SA	5,866	496,917
Redeia Corp. SA	130,938	2,745,807
Repsol SA	518,214	6,334,475
Sacyr SA	281,409	1,032,246
Solaria Energia y Medio Ambiente SA(b)	57,795	435,631
Tecnicas Reunidas SA(b)	13,877	232,900
Telefonica SA	1,758,834	9,035,557
Unicaja Banco SA(a)	540,415	1,030,058
Vidrala SA	11,433	1,246,174
Security	Shares	Value
Spain (continued)
Viscofan SA	20,869	$1,505,520
		269,240,413
Sweden — 5.7%
AAK AB	81,850	2,140,529
AddLife AB, Class B	61,071	1,158,948
Addnode Group AB, Class B	52,703	453,729
AddTech AB, Class B	114,400	3,848,695
AFRY AB	46,886	812,273
Alfa Laval AB	128,505	5,329,851
Alimak Group AB(a)	24,443	308,525
Alleima AB, NVS	85,712	673,896
AQ Group AB	15,906	255,951
Arjo AB, Class B	137,263	459,839
Asmodee Group AB, Class B(b)	61,418	676,739
Assa Abloy AB, Class B	447,632	13,587,410
Atlas Copco AB, Class A	1,177,844	18,231,490
Atlas Copco AB, Class B	674,875	9,371,125
Atrium Ljungberg AB, Class B	140,360	497,004
Avanza Bank Holding AB	55,320	1,838,293
Axfood AB	50,696	1,417,275
Beijer Ref AB, Class B	173,487	2,646,258
Betsson AB, Class B	58,336	1,020,242
Better Collective A/S(b)(c)	28,591	376,287
Bilia AB, Class A	41,473	519,050
Billerud Aktiebolag	97,947	1,033,540
BioArctic AB, Class B(a)(b)(c)	18,779	381,842
BioGaia AB, Class B	39,592	421,468
Biotage AB	35,655	519,033
Boliden AB(b)	123,403	3,781,072
BoneSupport Holding AB(a)(b)	27,604	903,048
Boozt AB(a)(b)	37,677	328,502
Bravida Holding AB(a)	91,151	868,561
Bufab AB	12,248	506,246
Bure Equity AB	25,635	863,716
Camurus AB(b)	17,321	1,113,166
Castellum AB(b)	192,873	2,347,305
Catena AB	17,693	832,921
Cibus Nordic Real Estate AB publ	16,489	284,981
Clas Ohlson AB, Class B	13,442	380,786
Dios Fastigheter AB	14,962	103,900
Dometic Group AB(a)	146,572	528,428
Electrolux AB, Class B(b)	97,424	608,212
Electrolux Professional AB, Class B	116,602	675,602
Elekta AB, Class B	168,015	855,553
Embracer Group AB(b)	61,418	775,081
Epiroc AB, Class A	294,137	6,363,568
Epiroc AB, Class B	164,614	3,228,337
EQT AB	165,619	4,785,979
Essity AB, Class B	269,780	7,801,777
Evolution AB(a)	71,115	4,926,463
Fabege AB	112,688	961,267
Fastighets AB Balder, Class B(b)	313,959	2,256,875
Fortnox AB	222,410	2,013,906
Getinge AB, Class B	101,695	1,965,460
Granges AB	59,200	739,446
H & M Hennes & Mauritz AB, Class B	246,902	3,577,753
Hemnet Group AB	41,853	1,436,634
Hexagon AB, Class B	910,521	8,861,703
Hexatronic Group AB(b)	105,162	278,276
Hexpol AB	126,841	1,102,941
HMS Networks AB(b)	10,672	478,363
Holmen AB, Class B	33,170	1,311,509

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core MSCI Europe ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Sweden (continued)
Hufvudstaden AB, Class A	54,229	$660,285
Husqvarna AB, Class B	159,977	744,094
Industrivarden AB, Class A	58,655	2,061,259
Industrivarden AB, Class C	69,863	2,453,358
Indutrade AB	118,110	3,195,305
Instalco AB	116,891	324,083
Investment AB Latour, Class B	62,316	1,681,699
Investor AB, Class B	752,983	22,309,726
INVISIO AB	14,943	600,567
Inwido AB	19,481	412,855
JM AB	40,596	647,657
Kinnevik AB, Class B	131,738	1,054,398
L E Lundbergforetagen AB, Class B	30,910	1,630,936
Lifco AB, Class B	107,487	4,161,332
Lindab International AB	36,332	763,868
Loomis AB, Class B	33,570	1,397,231
Medicover AB, Class B	34,980	872,898
Millicom International Cellular SA	44,413	1,534,025
MIPS AB	15,116	532,770
Modern Times Group MTG AB, Class B(b)	25,849	309,701
Munters Group AB(a)	69,927	894,947
Mycronic AB	38,544	1,539,100
NCAB Group AB	91,543	403,420
NCC AB, Class B	43,480	809,487
New Wave Group AB, Class B	46,760	572,195
Nibe Industrier AB, Class B	708,773	3,022,492
Nolato AB, Class B	108,104	607,382
Nordea Bank Abp	1,379,660	19,106,840
Nordnet AB publ	64,250	1,700,840
Nyfosa AB(b)	77,368	726,248
Pandox AB, Class B	51,673	861,796
Peab AB, Class B	90,224	750,490
Saab AB, Class B	142,990	6,658,258
Sagax AB, Class B	99,183	2,254,359
Sandvik AB	465,548	9,610,972
Scandic Hotels Group AB(a)	90,689	705,854
Sdiptech AB, Class B(b)	16,745	375,012
Sectra AB, Class B	64,404	1,975,959
Securitas AB, Class B	219,434	3,477,315
Sinch AB(a)(b)	334,281	777,127
Skandinaviska Enskilda Banken AB, Class A	691,458	10,971,828
Skanska AB, Class B	144,631	3,360,737
SKF AB, Class B	155,311	3,044,310
SSAB AB, Class A	110,715	699,589
SSAB AB, Class B	265,535	1,650,537
Storskogen Group AB, Class B	689,405	908,309
Svenska Cellulosa AB SCA, Class B	265,209	3,429,298
Svenska Handelsbanken AB, Class A	643,896	8,428,476
Sweco AB, Class B	98,344	1,730,062
Swedbank AB, Class A	369,364	9,220,746
Swedish Orphan Biovitrum AB(b)	85,625	2,604,259
Tele2 AB, Class B	243,817	3,597,283
Telefonaktiebolaget LM Ericsson, Class B	1,222,618	10,327,918
Telia Co. AB	1,003,238	3,768,633
Thule Group AB(a)	49,656	1,131,855
Trelleborg AB, Class B	96,816	3,338,377
Troax Group AB	23,757	329,246
Truecaller AB, Class B	126,529	952,189
VBG Group AB, Class B	7,581	212,218
Vitec Software Group AB, Class B	16,492	753,536
Vitrolife AB	39,999	651,029
Volvo AB, Class B	695,684	18,911,141
Security	Shares	Value
Sweden (continued)
Wallenstam AB, Class B	161,224	$797,148
Wihlborgs Fastigheter AB	134,334	1,393,361
Xvivo Perfusion AB(b)	10,899	359,986
Yubico AB(b)(c)	21,399	428,701
		333,005,541
Switzerland — 14.3%
ABB Ltd., Registered	696,110	36,762,087
Accelleron Industries AG, NVS	40,601	2,179,641
Adecco Group AG, Registered	71,163	1,852,103
Alcon AG	218,737	21,252,594
Allreal Holding AG, Registered	7,455	1,642,635
ALSO Holding AG, Registered	3,196	976,076
ams-OSRAM AG(b)	47,181	418,850
Arbonia AG	33,552	254,615
Aryzta AG(b)	513,898	1,288,939
Avolta AG, Registered	43,787	1,995,276
Bachem Holding AG	15,919	975,568
Baloise Holding AG, Registered	18,767	4,175,141
Banque Cantonale Vaudoise, Registered	15,078	1,855,764
Barry Callebaut AG, Registered	1,534	1,375,253
Belimo Holding AG, Registered	4,293	3,647,596
BKW AG	10,188	2,042,565
Bossard Holding AG, Class A, Registered	3,136	683,867
Bucher Industries AG, Registered	3,207	1,385,180
Burckhardt Compression Holding AG	1,290	877,059
Cembra Money Bank AG	14,434	1,742,310
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	401	5,844,172
Chocoladefabriken Lindt & Spruengli AG, Registered	46	6,515,556
Cie Financiere Richemont SA, Class A, Registered	236,508	41,792,193
Clariant AG, Registered	96,862	1,084,179
Comet Holding AG, Registered	3,875	1,000,440
Daetwyler Holding AG, Bearer	3,727	538,144
DKSH Holding AG	16,887	1,244,055
dormakaba Holding AG	1,469	1,239,185
Dottikon Es Holding AG(b)(c)	941	225,371
EFG International AG	40,470	612,243
Emmi AG, Registered	1,042	1,024,980
EMS-Chemie Holding AG, Registered	3,170	2,337,245
Flughafen Zurich AG, Registered	8,569	2,159,239
Forbo Holding AG, Registered	460	441,348
Galderma Group AG	42,168	4,897,628
Galenica AG(a)	24,012	2,515,080
Geberit AG, Registered	14,929	10,341,621
Georg Fischer AG	36,289	2,623,865
Givaudan SA, Registered	4,079	19,678,562
Helvetia Holding AG, Registered	16,934	3,735,598
Holcim AG	228,388	25,521,878
Huber + Suhner AG, Registered	8,080	710,984
Implenia AG, Registered	9,306	526,324
Inficon Holding AG	9,310	987,864
Interroll Holding AG, Registered	281	616,690
Intershop Holding AG	662	108,618
Julius Baer Group Ltd.	89,501	5,803,965
Kardex Holding AG, Registered	3,250	818,751
Kuehne + Nagel International AG, Registered	21,535	4,959,446
Kuros Biosciences AG(b)(c)	12,550	406,537
Landis+Gyr Group AG	13,566	872,525
LEM Holding SA, Registered	133	110,986
Logitech International SA, Registered	66,838	5,079,025
Lonza Group AG, Registered	31,757	22,817,697
Medacta Group SA(a)	1,896	307,794

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core MSCI Europe ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Switzerland (continued)
Mobimo Holding AG, Registered	3,893	$1,503,638
Nestle SA, Registered	1,152,973	122,719,430
Novartis AG, Registered	864,010	98,546,568
OC Oerlikon Corp. AG Pfaffikon, Registered	98,591	418,237
Partners Group Holding AG	9,822	12,869,485
PSP Swiss Property AG, Registered	21,466	3,822,462
Roche Holding AG, Bearer	13,990	4,866,794
Roche Holding AG, NVS	308,544	100,889,678
Sandoz Group AG	184,529	8,003,885
Schindler Holding AG, Participation Certificates, NVS	18,680	6,832,114
Schindler Holding AG, Registered	9,626	3,412,840
Sensirion Holding AG(a)(b)	4,675	362,263
SFS Group AG	8,520	1,151,696
SGS SA	66,710	6,514,977
Siegfried Holding AG	19,080	2,271,599
SIG Group AG	139,342	2,687,900
Sika AG, Registered	66,447	16,605,607
SKAN Group AG	2,101	172,174
Softwareone Holding AG	52,359	362,439
Sonova Holding AG, Registered	22,667	6,968,152
Stadler Rail AG	24,282	640,486
Straumann Holding AG	48,470	5,910,277
Sulzer AG, Registered	8,059	1,364,068
Sunrise Communications AG, Class A(b)	29,789	1,611,091
Swatch Group AG (The), Bearer	12,419	2,155,220
Swiss Life Holding AG, Registered	12,644	12,624,526
Swiss Prime Site AG, Registered	35,799	5,047,874
Swiss Re AG	132,357	23,758,639
Swisscom AG, Registered	11,739	7,828,541
Swissquote Group Holding SA, Registered	4,933	2,546,399
Tecan Group AG, Registered	6,767	1,317,934
Temenos AG, Registered	27,418	1,963,961
u-blox Holding AG	3,160	320,290
UBS Group AG, Registered	1,439,904	43,708,812
Valiant Holding AG, Registered	8,101	1,193,099
VAT Group AG(a)	12,264	4,427,182
Vontobel Holding AG, Registered	14,235	1,028,672
Ypsomed Holding AG, Registered	2,065	879,831
Zurich Insurance Group AG	64,074	45,445,801
		831,637,548
United Kingdom — 22.9%
3i Group PLC	424,386	24,058,875
4imprint Group PLC	13,559	621,053
abrdn PLC	788,770	1,557,826
Admiral Group PLC	113,985	4,957,489
AG Barr PLC	44,054	407,643
Airtel Africa PLC(a)	510,570	1,168,437
AJ Bell PLC	127,444	725,315
Alpha Group International PLC	10,420	381,462
Alphawave IP Group PLC(b)	219,253	373,333
Anglo American PLC	550,691	15,032,973
Antofagasta PLC	172,058	3,775,904
Ashmore Group PLC	191,590	369,466
Ashtead Group PLC	189,495	10,144,125
Ashtead Technology Holdings PLC	20,775	138,542
Associated British Foods PLC	143,748	3,962,435
Assura PLC	1,768,222	1,143,462
AstraZeneca PLC	679,672	97,374,433
Auction Technology Group PLC(b)(c)	67,174	521,918
Auto Trader Group PLC(a)	404,567	4,545,252
Aviva PLC	1,139,091	8,534,526
B&M European Value Retail SA	429,432	1,931,319
Security	Shares	Value
United Kingdom (continued)
Babcock International Group PLC	113,624	$1,224,047
BAE Systems PLC	1,322,931	30,669,030
Balfour Beatty PLC	253,921	1,553,076
Baltic Classifieds Group PLC	162,209	735,732
Bank of Georgia Group PLC	15,047	1,206,963
Barclays PLC	6,329,625	25,214,954
Barratt Redrow PLC	623,643	3,887,908
Beazley PLC	292,027	3,460,131
Bellway PLC	52,154	1,872,419
Berkeley Group Holdings PLC	44,095	2,458,000
Big Yellow Group PLC	92,501	1,245,330
Bodycote PLC	83,488	529,619
BP PLC	7,068,918	32,639,958
Breedon Group PLC	147,586	846,938
Bridgepoint Group PLC(a)	104,274	371,595
British American Tobacco PLC	870,570	37,920,589
British Land Co. PLC (The)	428,575	2,254,673
BT Group PLC	2,781,916	6,456,704
Bunzl PLC	145,136	4,560,828
Burberry Group PLC	158,399	1,542,612
Burford Capital Ltd.	89,933	1,230,824
Bytes Technology Group PLC	102,305	695,689
C&C Group PLC	222,336	407,719
Carnival PLC(b)	65,606	1,101,198
Centrica PLC	2,325,257	4,978,449
Chemring Group PLC	117,744	628,912
Clarkson PLC	12,588	553,286
Coats Group PLC	770,381	746,057
Coca-Cola HBC AG, Class DI	93,657	4,877,068
Compass Group PLC	737,660	24,870,076
Computacenter PLC	36,713	1,187,430
ConvaTec Group PLC(a)	719,584	2,501,748
Craneware PLC	12,320	295,594
Cranswick PLC	27,048	1,872,015
Crest Nicholson Holdings PLC	136,714	329,283
Croda International PLC	57,738	2,279,133
Currys PLC(b)	552,012	818,103
CVS Group PLC	38,130	547,993
DCC PLC	43,208	2,823,982
Deliveroo PLC(a)(b)	476,205	1,081,373
Derwent London PLC	44,824	1,160,689
Diageo PLC	968,258	27,189,062
Diploma PLC	58,767	3,118,268
Direct Line Insurance Group PLC	582,487	2,200,054
DiscoverIE Group PLC	37,226	281,295
Diversified Energy Co. PLC	9,060	114,129
Domino's Pizza Group PLC	167,741	603,390
Dowlais Group PLC	710,230	551,014
Dr. Martens PLC	268,794	197,022
Drax Group PLC	170,672	1,407,865
Dunelm Group PLC	64,610	948,811
easyJet PLC	133,087	882,373
Elementis PLC	290,170	487,725
Endeavour Mining PLC	80,916	2,172,816
Energean PLC	70,876	839,644
Entain PLC	271,297	2,319,294
Experian PLC	400,303	19,915,492
Fevertree Drinks PLC	28,065	298,835
Firstgroup PLC	353,613	813,867
Frasers Group PLC(b)	64,354	569,020
Future PLC	64,762	615,893
Games Workshop Group PLC	15,151	3,120,233

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core MSCI Europe ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Gamma Communications PLC	39,076	$694,702
GB Group PLC	128,500	421,129
Genuit Group PLC	140,082	713,339
Genus PLC	33,876	832,475
Glencore PLC	4,494,717	14,736,983
Grafton Group PLC	97,652	1,182,084
Grainger PLC	352,071	1,010,073
Great Portland Estates PLC	192,999	797,351
Greatland Gold PLC(b)	3,470,940	615,221
Greencore Group PLC	194,080	478,504
Greggs PLC	49,959	1,243,729
GSK PLC	1,810,740	35,821,317
Haleon PLC	3,954,333	19,897,690
Halma PLC	166,479	6,145,011
Hammerson PLC, NVS	218,890	738,516
Harbour Energy PLC	272,174	556,251
Hays PLC	717,479	685,409
Helios Towers PLC(b)	335,966	483,341
Hikma Pharmaceuticals PLC	71,900	1,905,318
Hill & Smith PLC	40,506	973,774
Hilton Food Group PLC	33,269	394,161
Hiscox Ltd.	156,574	2,304,404
Hochschild Mining PLC(b)	173,533	653,472
Howden Joinery Group PLC	240,921	2,477,511
HSBC Holdings PLC	7,828,064	87,262,399
Hunting PLC	65,112	224,661
Ibstock PLC(a)	62,943	150,992
IG Group Holdings PLC	172,134	2,453,421
IMI PLC	110,770	2,628,883
Imperial Brands PLC	350,877	14,397,555
Inchcape PLC	168,827	1,512,789
Indivior PLC, NVS(b)	49,582	562,648
Informa PLC	590,855	5,772,021
IntegraFin Holdings PLC	148,513	606,522
InterContinental Hotels Group PLC	69,241	7,388,703
Intermediate Capital Group PLC	122,761	3,087,927
International Distributions Services PLC	290,667	1,420,881
International Workplace Group PLC	346,122	856,993
Intertek Group PLC	68,867	4,229,460
Investec PLC	289,393	1,817,143
IP Group PLC(b)	710,126	399,375
ITV PLC	1,547,270	1,667,636
J D Wetherspoon PLC	51,243	448,101
J Sainsbury PLC	735,118	2,612,692
JD Sports Fashion PLC	1,140,489	1,200,713
JET2 PLC	73,843	1,562,627
John Wood Group PLC(b)	334,399	82,179
Johnson Matthey PLC	76,276	1,313,280
Johnson Service Group PLC	181,690	338,994
JTC PLC(a)	82,770	930,761
Judges Scientific PLC	930	74,860
Just Group PLC	524,811	989,886
Keller Group PLC	31,622	602,153
Kier Group PLC	198,216	385,375
Kingfisher PLC	801,869	3,081,980
Lancashire Holdings Ltd.	115,335	868,138
Land Securities Group PLC	312,571	2,476,903
Legal & General Group PLC	2,561,673	8,066,916
Lloyds Banking Group PLC	26,601,871	26,135,744
London Stock Exchange Group PLC	208,610	32,482,970
LondonMetric Property PLC	904,981	2,321,919
M&G PLC	964,648	2,676,788
Security	Shares	Value
United Kingdom (continued)
Man Group PLC/Jersey	546,227	$1,192,227
Marks & Spencer Group PLC	889,780	4,623,781
Marshalls PLC	125,057	468,325
Melrose Industries PLC	575,706	3,346,760
Mitchells & Butlers PLC(b)	170,418	565,561
Mitie Group PLC	670,026	1,292,055
Mondi PLC, NVS	191,256	2,903,100
MONY Group PLC	308,308	834,427
Moonpig Group PLC	113,710	348,013
Morgan Advanced Materials PLC	125,057	327,994
Morgan Sindall Group PLC	23,289	1,100,855
National Grid PLC	2,130,956	30,758,433
NatWest Group PLC, NVS	3,340,164	21,484,897
NCC Group PLC	153,183	299,717
Next PLC	52,626	8,682,053
Ninety One PLC	233,684	463,721
NMC Health PLC, NVS(b)(e)	42,009	1
Ocado Group PLC(b)	249,285	941,814
OSB Group PLC	198,711	1,263,056
Oxford Instruments PLC	32,202	708,487
Oxford Nanopore Technologies PLC(b)	340,389	541,182
Pagegroup PLC	155,313	560,161
Pan African Resources PLC	840,213	497,730
Paragon Banking Group PLC	105,489	1,191,717
Pearson PLC	271,321	4,349,610
Penno Group PLC	207,113	1,386,484
Persimmon PLC	138,300	2,393,416
Pets at Home Group PLC	234,422	742,440
Phoenix Group Holdings PLC	318,993	2,552,051
Playtech PLC(b)	109,499	1,109,063
Plus500 Ltd.	37,538	1,538,769
Premier Foods PLC	281,812	748,138
Primary Health Properties PLC	786,864	1,073,822
Prudential PLC	1,156,603	12,297,899
QinetiQ Group PLC	243,836	1,283,452
Quilter PLC(a)	606,613	1,091,385
Rathbones Group PLC	29,076	612,147
Reckitt Benckiser Group PLC	298,837	19,288,893
RELX PLC	811,950	44,312,286
Renew Holdings PLC	34,662	350,854
Renewi PLC	33,590	384,983
Renishaw PLC	17,024	509,960
Rentokil Initial PLC	1,094,199	5,012,845
Rightmove PLC	342,745	3,385,003
Rio Tinto PLC	491,075	29,262,885
Rolls-Royce Holdings PLC	3,738,285	37,840,682
Rotork PLC	362,933	1,477,779
RS Group PLC	207,780	1,432,644
Safestore Holdings PLC	102,047	858,886
Sage Group PLC (The)	439,027	7,278,471
Savills PLC	67,332	834,981
Schroders PLC	316,822	1,395,975
Segro PLC	562,112	5,113,339
Senior PLC	64,597	119,319
Serco Group PLC	573,240	1,315,567
Severn Trent PLC	118,229	4,397,795
Shaftesbury Capital PLC	746,574	1,356,139
Shell PLC	2,670,996	86,197,707
SigmaRoc PLC(b)	356,532	431,817
Sirius Real Estate Ltd.	686,503	845,828
Smith & Nephew PLC	375,070	5,278,203
Smiths Group PLC	151,176	3,767,244

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core MSCI Europe ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Softcat PLC	62,543	$1,396,872
Spectris PLC	46,517	1,245,274
Spirax Group PLC	30,915	2,436,596
Spire Healthcare Group PLC(a)	182,912	472,943
Spirent Communications PLC(b)	307,187	755,731
SSE PLC	491,257	11,075,915
SSP Group PLC	408,345	808,755
St. James's Place PLC	243,136	3,064,813
Standard Chartered PLC	912,007	13,135,870
Supermarket Income REIT PLC	643,871	665,876
Tate & Lyle PLC	177,852	1,325,534
Taylor Wimpey PLC	1,607,371	2,525,674
TBC Bank Group PLC	19,950	1,261,728
Telecom Plus PLC	34,812	877,774
Tesco PLC	2,943,163	14,565,718
TP ICAP Group PLC	325,947	1,119,283
Trainline PLC(a)(b)	217,878	853,436
Travis Perkins PLC	101,379	756,751
Tritax Big Box REIT PLC	1,097,807	2,099,980
Trustpilot Group PLC(a)(b)	141,363	423,902
TUI AG(b)	208,565	1,604,801
Unilever PLC	1,084,241	69,033,495
UNITE Group PLC (The)	179,117	2,057,880
United Utilities Group PLC	298,258	4,484,118
Vesuvius PLC	100,814	459,762
Victrex PLC	44,373	492,540
Vistry Group PLC(b)	149,446	1,259,971
Vodafone Group PLC	9,182,578	9,023,721
Volution Group PLC	83,712	633,678
Watches of Switzerland Group PLC(a)(b)	123,823	589,126
Weir Group PLC (The)	118,376	3,568,268
WH Smith PLC	72,559	878,044
Whitbread PLC	79,331	2,755,247
Wise PLC, Class A(b)	292,498	3,836,520
Workspace Group PLC	69,879	414,072
WPP PLC	471,887	3,658,330
XPS Pensions Group PLC	47,992	247,201
Yellow Cake PLC(a)(b)	107,411	618,386
Zigup PLC	139,518	582,556
		1,331,955,339
United States — 0.7%
Spotify Technology SA(b)	67,969	41,731,607
Total Common Stocks — 98.7% (Cost: $5,468,606,930)		5,741,978,343
Preferred Stocks
Germany — 0.5%
Bayerische Motoren Werke AG, Preference Shares, NVS	24,677	1,991,354
Dr Ing hc F Porsche AG, Preference Shares, NVS(a)(c)	51,325	2,580,192
FUCHS SE, Preference Shares, NVS	29,884	1,498,462
Security	Shares	Value
Germany (continued)
Henkel AG & Co. KGaA, Preference Shares, NVS	75,752	$5,883,382
Jungheinrich AG, Preference Shares, NVS	23,327	847,768
Porsche Automobil Holding SE, Preference Shares, NVS	73,114	3,014,552
Sartorius AG, Preference Shares, NVS	11,504	2,986,376
Sixt SE, Preference Shares, NVS	6,540	435,568
Volkswagen AG, Preference Shares, NVS	92,475	10,062,237
		29,299,891
Italy — 0.0%
Danieli & C Officine Meccaniche SpA, Preference Shares, NVS	23,162	626,883
Total Preferred Stocks — 0.5% (Cost: $44,933,938)		29,926,774
Rights
Portugal — 0.0%
EDP Renovaveis SA, (Expires 05/19/25)(b)	141,818	14,459
Total Rights — 0.0% (Cost: $13,560)		14,459
Total Long-Term Investments — 99.2% (Cost: $5,513,554,428)		5,771,919,576
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(f)(g)(h)	19,111,724	19,119,369
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(f)(g)	440,000	440,000
Total Short-Term Securities — 0.3% (Cost: $19,559,369)		19,559,369
Total Investments — 99.5% (Cost: $5,533,113,797)		5,791,478,945
Other Assets Less Liabilities — 0.5%		28,217,315
Net Assets — 100.0%		$5,819,696,260

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core MSCI Europe ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$30,986,580	$—	$(11,871,006)(a)	$17,370	$(13,575)	$19,119,369	19,111,724	$188,736 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	420,000	20,000 (a)	—	—	—	440,000	440,000	31,932	—
				$17,370	$(13,575)	$19,559,369		$220,668	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	516	06/20/25	$30,045	$170,584
FTSE 100 Index	146	06/20/25	16,521	109,679
				$280,263
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$104,020,328	$5,637,958,014	$1	$5,741,978,343
Preferred Stocks	—	29,926,774	—	29,926,774

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core MSCI Europe ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Long-Term Investments (continued)
Rights	$14,459	$—	$—	$14,459
Short-Term Securities
Money Market Funds	19,559,369	—	—	19,559,369
	$123,594,156	$5,667,884,788	$1	$5,791,478,945
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$280,263	$—	$280,263

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust